TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 98.1%
95,505	FlexShares Global Upstream Natural Resources Index Fund	$ 4,038,906
61,134	iShares MSCI Emerging Markets ex China ETF(a)	3,015,740
324,273	SPDR Portfolio S&P 400 Mid Cap ETF	14,248,556
73,545	SPDR Portfolio S&P 500 Growth ETF	4,071,451
99,782	SPDR Portfolio S&P 500 Value ETF	4,063,123
323,627	SPDR Portfolio S&P 600 Small Cap ETF	12,223,392
404,043	Vanguard FTSE Developed Markets ETF	18,250,622
173,893	Vanguard FTSE Emerging Markets ETF	7,025,277
49,737	Vanguard Global ex-U.S. Real Estate ETF	2,017,830
24,830	Vanguard Real Estate ETF	2,061,883
67,595	Vanguard S&P 500 ETF	25,420,452
108,720	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,026,765
		99,463,997

	TOTAL EXCHANGE-TRADED FUNDS (Cost $95,891,078)	99,463,997

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.9%
	COLLATERAL FOR SECURITIES LOANED - 1.3%
1,363,097	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $1,363,097)(b)	1,363,097

	MONEY MARKET FUNDS - 2.6%
2,586,728	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $2,586,728)(b)	2,586,728

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,949,825)	3,949,825

	TOTAL INVESTMENTS - 102.0% (Cost $99,840,903)	$ 103,413,822
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(2,008,369)
	NET ASSETS - 100.0%	$ 101,405,453

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,331,785 at March 31, 2023. The loaned securities were secured with cash collateral of $1,363,097. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 50.3%
57,650	FlexShares Global Upstream Natural Resources Index Fund	$ 2,438,019
16,270	iShares MSCI Emerging Markets ex China ETF	802,599
93,097	SPDR Portfolio S&P 400 Mid Cap ETF	4,090,682
29,597	SPDR Portfolio S&P 500 Growth ETF	1,638,490
140,546	SPDR Portfolio S&P 500 Value ETF	5,723,033
86,584	SPDR Portfolio S&P 600 Small Cap ETF	3,270,278
144,517	Vanguard FTSE Developed Markets ETF	6,527,833
59,973	Vanguard FTSE Emerging Markets ETF	2,422,909
60,032	Vanguard Global ex-U.S. Real Estate ETF	2,435,498
29,984	Vanguard Real Estate ETF	2,489,871
19,585	Vanguard S&P 500 ETF	7,365,331
58,321	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,623,657
		40,828,200
	FIXED INCOME - 47.8%
59,471	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,518,616
105,465	SPDR Bloomberg Investment Grade Floating Rate ETF	3,209,300
136,742	SPDR Portfolio Short Term Corporate Bond ETF	4,051,665
96,216	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,429,454
40,360	Vanguard Intermediate-Term Treasury ETF	2,419,986
34,607	Vanguard Mortgage-Backed Securities ETF	1,610,956
203,282	Vanguard Short-Term Inflation-Protected Securities ETF	9,720,945
82,900	Vanguard Short-Term Treasury ETF	4,852,966
16,428	Vanguard Total International Bond ETF	803,658
94,004	Xtrackers USD High Yield Corporate Bond ETF(a)	3,266,639
		38,884,185

	TOTAL EXCHANGE-TRADED FUNDS (Cost $80,867,474)	79,712,385

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (b)
2	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $2)(c)	2

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5% (Continued)
	MONEY MARKET FUNDS - 2.5%
2,044,831	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $2,044,831)(c)	$ 2,044,831

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,044,833)	2,044,833

	TOTAL INVESTMENTS - 100.6% (Cost $82,912,307)	$ 81,757,218
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(470,759)
	NET ASSETS - 100.0%	$ 81,286,459

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $3,158,234 at March 31, 2023. The loaned securities were secured with cash collateral of $2 and non-cash collateral of $3,233,511. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	EQUITY - 30.4%
13,514	FlexShares Global Upstream Natural Resources Index Fund	$ 571,507
26,176	SPDR Portfolio S&P 400 Mid Cap ETF	1,150,173
10,402	SPDR Portfolio S&P 500 Growth ETF	575,855
28,227	SPDR Portfolio S&P 500 Value ETF	1,149,403
15,348	SPDR Portfolio S&P 600 Small Cap ETF	579,694
31,411	Vanguard FTSE Developed Markets ETF	1,418,835
7,125	Vanguard FTSE Emerging Markets ETF	287,850
14,141	Vanguard Global ex-U.S. Real Estate ETF	573,700
7,029	Vanguard Real Estate ETF	583,688
4,589	Vanguard S&P 500 ETF	1,725,786
		8,616,491
	FIXED INCOME - 68.0%
18,196	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,994,464
22,476	JP Morgan Ultra-Short Income ETF	1,130,992
55,598	SPDR Bloomberg Investment Grade Floating Rate ETF	1,691,847
86,217	SPDR Portfolio Short Term Corporate Bond ETF	2,554,609
22,622	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	571,206
23,637	Vanguard Intermediate-Term Treasury ETF	1,417,275
12,179	Vanguard Mortgage-Backed Securities ETF	566,932
94,682	Vanguard Short-Term Inflation-Protected Securities ETF	4,527,692
43,492	Vanguard Short-Term Treasury ETF	2,546,022
23,143	Vanguard Total International Bond ETF(a)	1,132,156
33,038	Xtrackers USD High Yield Corporate Bond ETF(a)	1,148,071
		19,281,266

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,100,834)	27,897,757

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.6%
	COLLATERAL FOR SECURITIES LOANED - 3.7%
1,048,376	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $1,048,376)(b)	1,048,376

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.6% (Continued)
	MONEY MARKET FUNDS - 0.9%
259,224	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $259,224)(b)	$ 259,224

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,307,600)	1,307,600

	TOTAL INVESTMENTS - 103.0% (Cost $30,408,434)	$ 29,205,357
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(846,796)
	NET ASSETS - 100.0%	$ 28,358,561

ETF	- Exchange-Traded Fund
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,159,251 at March 31, 2023. The loaned securities were secured with cash collateral of $1,048,376 and non-cash collateral of $1,162,243. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 85.1%
107,448	FlexShares Global Upstream Natural Resources Index Fund	$ 4,543,976
45,839	iShares MSCI Emerging Markets ex China ETF(a)	2,261,238
287,584	SPDR Portfolio S&P 400 Mid Cap ETF	12,636,441
82,725	SPDR Portfolio S&P 500 Growth ETF	4,579,656
140,300	SPDR Portfolio S&P 500 Value ETF	5,713,016
243,579	SPDR Portfolio S&P 600 Small Cap ETF	9,199,979
429,217	Vanguard FTSE Developed Markets ETF	19,387,732
139,698	Vanguard FTSE Emerging Markets ETF	5,643,799
83,922	Vanguard Global ex-U.S. Real Estate ETF	3,404,716
27,939	Vanguard Real Estate ETF(a)	2,320,055
63,981	Vanguard S&P 500 ETF	24,061,334
122,266	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,403,885
		97,155,827
	FIXED INCOME - 12.9%
20,674	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,266,077
89,638	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	2,263,360
24,181	Vanguard Mortgage-Backed Securities ETF	1,125,626
70,895	Vanguard Short-Term Inflation-Protected Securities ETF	3,390,199
38,375	Vanguard Short-Term Treasury ETF	2,246,473
98,532	Xtrackers USD High Yield Corporate Bond ETF(a)	3,423,986
		14,715,721

	TOTAL EXCHANGE-TRADED FUNDS (Cost $107,518,965)	111,871,548

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.8%
	COLLATERAL FOR SECURITIES LOANED - 1.3%
1,493,264	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $1,493,264)(b)	1,493,264

	MONEY MARKET FUNDS - 2.5%
2,811,846	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $2,811,846)(b)	2,811,846

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,305,110)	4,305,110

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 3.8% (Continued)
MONEY MARKET FUNDS - 2.5% (Continued)

	TOTAL INVESTMENTS - 101.8% (Cost $111,824,075)	$ 116,176,658
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(2,108,982)
	NET ASSETS - 100.0%	$ 114,067,676

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $6,701,535 at March 31, 2023. The loaned securities were secured with cash collateral of $1,493,264 and non-cash collateral of $5,470,147. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 65.2%
110,217	FlexShares Global Upstream Natural Resources Index Fund	$ 4,661,077
23,533	iShares MSCI Emerging Markets ex China ETF	1,160,883
214,842	SPDR Portfolio S&P 400 Mid Cap ETF	9,440,157
42,688	SPDR Portfolio S&P 500 Growth ETF	2,363,208
86,874	SPDR Portfolio S&P 500 Value ETF	3,537,509
187,313	SPDR Portfolio S&P 600 Small Cap ETF	7,074,812
309,948	Vanguard FTSE Developed Markets ETF	14,000,351
114,784	Vanguard FTSE Emerging Markets ETF	4,637,274
85,977	Vanguard Global ex-U.S. Real Estate ETF	3,488,087
28,663	Vanguard Real Estate ETF	2,380,176
56,346	Vanguard S&P 500 ETF	21,190,039
83,640	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,328,538
		76,262,111
	FIXED INCOME - 32.9%
53,339	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,846,488
352,450	SPDR Portfolio Short Term Corporate Bond ETF	10,443,093
92,515	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,336,004
19,404	Vanguard Intermediate-Term Treasury ETF	1,163,464
49,914	Vanguard Mortgage-Backed Securities ETF	2,323,497
145,716	Vanguard Short-Term Inflation-Protected Securities ETF	6,968,138
39,604	Vanguard Short-Term Treasury ETF	2,318,418
23,693	Vanguard Total International Bond ETF(a)	1,159,062
169,141	Xtrackers USD High Yield Corporate Bond ETF(a)	5,877,650
		38,435,814

	TOTAL EXCHANGE-TRADED FUNDS (Cost $112,808,495)	114,697,925

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	COLLATERAL FOR SECURITIES LOANED - 0.6%
750,004	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $750,004)(b)	750,004

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5% (Continued)
	MONEY MARKET FUNDS - 1.9%
2,189,326	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $2,189,326)(b)	$ 2,189,326

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,939,330)	2,939,330

	TOTAL INVESTMENTS - 100.6% (Cost $115,747,825)	$ 117,637,255
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(684,350)
	NET ASSETS - 100.0%	$ 116,952,905

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,887,877 at March 31, 2023. The loaned securities were secured with cash collateral of $750,004 and non-cash collateral of $5,278,922. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 45.4%
38,765	FlexShares Global Upstream Natural Resources Index Fund	$ 1,639,372
11,030	iShares MSCI Emerging Markets ex China ETF(a)	544,110
62,596	SPDR Portfolio S&P 400 Mid Cap ETF	2,750,468
19,901	SPDR Portfolio S&P 500 Growth ETF	1,101,719
94,500	SPDR Portfolio S&P 500 Value ETF	3,848,040
58,215	SPDR Portfolio S&P 600 Small Cap ETF	2,198,781
97,193	Vanguard FTSE Developed Markets ETF	4,390,208
40,336	Vanguard FTSE Emerging Markets ETF	1,629,574
40,370	Vanguard Global ex-U.S. Real Estate ETF	1,637,811
20,157	Vanguard Real Estate ETF(a)	1,673,837
13,169	Vanguard S&P 500 ETF	4,952,466
39,231	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,092,191
		27,458,577
	FIXED INCOME - 43.1%
39,870	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,370,151
71,070	SPDR Bloomberg Investment Grade Floating Rate ETF	2,162,660
91,280	SPDR Portfolio Short Term Corporate Bond ETF	2,704,626
64,696	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	1,633,574
27,137	Vanguard Intermediate-Term Treasury ETF	1,627,135
23,269	Vanguard Mortgage-Backed Securities ETF	1,083,172
135,858	Vanguard Short-Term Inflation-Protected Securities ETF	6,496,730
55,387	Vanguard Short-Term Treasury ETF	3,242,355
11,045	Vanguard Total International Bond ETF(a)	540,321
63,207	Xtrackers USD High Yield Corporate Bond ETF(a)	2,196,443
		26,057,167

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,096,087)	53,515,744

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.9%
	COLLATERAL FOR SECURITIES LOANED - 3.0%
1,784,696	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $1,784,696)(b)	1,784,696

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 13.9% (Continued)
	MONEY MARKET FUNDS - 10.9%
6,638,143	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $6,638,143)(b)				$ 6,638,143

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,422,839)				8,422,839

	TOTAL INVESTMENTS - 102.4% (Cost $62,518,926)				$ 61,938,583
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%				(1,445,859)
	NET ASSETS - 100.0%				$ 60,492,724

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
44	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	06/30/2023	$ 4,818,352	$ 54,109
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
3	CME E-Mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/16/2023	$ 272,025	$ (3,137)
6	CME E-Mini Standard & Poor's 500 Index Futures	Bank of America Merrill Lynch	06/16/2023	1,241,325	(57,350)
2	CME E-Mini Standard & Poor's MidCap 400 Index Futures	Bank of America Merrill Lynch	06/16/2023	505,940	(17,170)
6	ICE US Mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/16/2023	628,950	(33,115)
11	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/16/2023	547,525	(26,160)
	TOTAL FUTURES CONTRACTS				$ (136,932)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,463,726 at March 31, 2023. The loaned securities were secured with cash collateral of $1,784,696 and non-cash collateral of $3,807,906. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.7%
	EQUITY - 77.0%
163,066	FlexShares Global Upstream Natural Resources Index Fund	$ 6,896,061
69,595	iShares MSCI Emerging Markets ex China ETF(a)	3,433,121
434,450	SPDR Portfolio S&P 400 Mid Cap ETF	19,089,733
125,572	SPDR Portfolio S&P 500 Growth ETF	6,951,666
212,955	SPDR Portfolio S&P 500 Value ETF	8,671,528
367,351	SPDR Portfolio S&P 600 Small Cap ETF	13,874,847
647,980	Vanguard FTSE Developed Markets ETF	29,269,257
212,079	Vanguard FTSE Emerging Markets ETF	8,567,992
127,373	Vanguard Global ex-U.S. Real Estate ETF	5,167,523
42,397	Vanguard Real Estate ETF(a)	3,520,647
96,942	Vanguard S&P 500 ETF	36,456,977
185,649	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	5,168,468
		147,067,820
	FIXED INCOME - 11.7%
31,380	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,439,562
136,077	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	3,435,944
36,705	Vanguard Mortgage-Backed Securities ETF	1,708,618
107,155	Vanguard Short-Term Inflation-Protected Securities ETF	5,124,152
58,245	Vanguard Short-Term Treasury ETF	3,409,662
149,555	Xtrackers USD High Yield Corporate Bond ETF(a)	5,197,036
		22,314,974

	TOTAL EXCHANGE-TRADED FUNDS (Cost $160,245,784)	169,382,794

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 12.0%
	COLLATERAL FOR SECURITIES LOANED - 2.1%
3,967,292	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $3,967,292)(b)				$ 3,967,292

	MONEY MARKET FUNDS - 9.9%
18,894,587	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $18,894,587)(b)				18,894,587

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,861,879)				22,861,879

	TOTAL INVESTMENTS - 100.7% (Cost $183,107,663)				$ 192,244,673
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%				(1,384,328)
	NET ASSETS - 100.0%				$ 190,860,345

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
143	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	06/30/2023	$ 15,659,644	$ (111,614)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
43	CME E-Mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/16/2023	$ 3,899,025	$ (76,255)
74	CME E-Mini Standard & Poor's 500 Index Futures	Bank of America Merrill Lynch	06/16/2023	15,309,675	(818,372)
25	CME E-Mini Standard & Poor's MidCap 400 Index Futures	Bank of America Merrill Lynch	06/16/2023	6,324,250	(166,475)
89	ICE US Mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/16/2023	9,329,425	(405,140)
135	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/16/2023	6,719,625	(254,140)
	TOTAL FUTURES CONTRACTS				$ (1,720,382)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $12,045,587 at March 31, 2023. The loaned securities were secured with cash collateral of $3,967,292 and non-cash collateral of $8,358,421. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 59.0%
93,566	FlexShares Global Upstream Natural Resources Index Fund	$ 3,956,906
19,966	iShares MSCI Emerging Markets ex China ETF(a)	984,923
181,285	SPDR Portfolio S&P 400 Mid Cap ETF	7,965,663
36,024	SPDR Portfolio S&P 500 Growth ETF	1,994,289
73,311	SPDR Portfolio S&P 500 Value ETF	2,985,224
158,069	SPDR Portfolio S&P 600 Small Cap ETF	5,970,266
263,888	Vanguard FTSE Developed Markets ETF	11,919,821
97,346	Vanguard FTSE Emerging Markets ETF	3,932,778
73,094	Vanguard Global ex-U.S. Real Estate ETF	2,965,424
24,326	Vanguard Real Estate ETF(a)	2,020,031
47,674	Vanguard S&P 500 ETF	17,928,760
71,021	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund(a)	1,977,225
		64,601,310
	FIXED INCOME - 29.6%
45,009	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,933,436
297,406	SPDR Portfolio Short Term Corporate Bond ETF(a)	8,812,139
78,074	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	1,971,369
16,374	Vanguard Intermediate-Term Treasury ETF	981,785
42,119	Vanguard Mortgage-Backed Securities ETF(a)	1,960,639
122,958	Vanguard Short-Term Inflation-Protected Securities ETF	5,879,852
33,419	Vanguard Short-Term Treasury ETF	1,956,348
19,993	Vanguard Total International Bond ETF	978,058
143,014	Xtrackers USD High Yield Corporate Bond ETF(a)	4,969,737
		32,443,363

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.6% (Continued)
	TOTAL EXCHANGE-TRADED FUNDS (Cost $97,748,236)				$ 97,044,673

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 15.1%
	COLLATERAL FOR SECURITIES LOANED - 4.6%
5,079,272	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $5,079,272)(b)				5,079,272

	MONEY MARKET FUNDS - 10.5%
11,514,192	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $11,514,192)(b)				11,514,192

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,593,464)				16,593,464

	TOTAL INVESTMENTS - 103.7% (Cost $114,341,700)				$ 113,638,137
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%				(4,057,510)
	NET ASSETS - 100.0%				$ 109,580,627

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
83	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	06/30/2023	$ 9,089,164	$ (594)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
11	CME E-Mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/16/2023	$ 997,425	$ (16,530)
19	CME E-Mini Standard & Poor's 500 Index Futures	Bank of America Merrill Lynch	06/16/2023	3,930,863	(197,660)
6	CME E-Mini Standard & Poor's MidCap 400 Index Futures	Bank of America Merrill Lynch	06/16/2023	1,517,820	(39,755)
22	ICE US Mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/16/2023	2,306,150	(112,015)
35	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/16/2023	1,742,125	(78,920)
	TOTAL FUTURES CONTRACTS				$ (444,880)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $11,087,279 at March 31, 2023. The loaned securities were secured with cash collateral of $5,079,272, and non-cash collateral of $6,895,409. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

er

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 49.9%
92,321	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 3,904,255
26,265	iShares MSCI Emerging Markets ex China ETF	1,295,652
178,881	SPDR Portfolio S&P 400 Mid Cap ETF(a)	7,860,031
47,393	SPDR Portfolio S&P 500 Growth ETF	2,623,676
192,895	SPDR Portfolio S&P 500 Value ETF	7,854,684
173,301	SPDR Portfolio S&P 600 Small Cap ETF	6,545,579
257,771	Vanguard FTSE Developed Markets ETF	11,643,517
96,046	Vanguard FTSE Emerging Markets ETF	3,880,258
96,133	Vanguard Global ex-U.S. Real Estate ETF	3,900,116
48,002	Vanguard Real Estate ETF(a)	3,986,086
41,662	Vanguard S&P 500 ETF	15,667,829
93,420	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,600,813
		71,762,496
	FIXED INCOME - 38.6%
82,901	iShares iBoxx $ Investment Grade Corporate Bond ETF	9,086,779
126,654	SPDR Blbg Investment Grade Floating Rate ETF	3,854,081
260,853	SPDR Portfolio Short Term Corporate Bond ETF	7,729,074
154,065	VanEck J. P. Morgan EM Local Currency Bond ETF(a)	3,890,141
43,083	Vanguard Intermediate-Term Treasury ETF	2,583,257
55,413	Vanguard Mortgage-Backed Securities ETF(a)	2,579,475
269,615	Vanguard Short-Term Inflation-Protected Securities ETF	12,892,989
109,917	Vanguard Short-Term Treasury ETF	6,434,541
26,304	Vanguard Total International Bond ETF	1,286,792
150,522	Xtrackers USD High Yield Corporate Bond ETF(a)	5,230,640
		55,567,769

	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,872,003)	127,330,265

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 20.1%
	COLLATERAL FOR SECURITIES LOANED - 9.3%
13,402,396	Federated Hermes Government Obligations Fund, Institutional Class, 4.69% (Cost $13,402,396)(b)	13,402,396

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 20.1% (Continued)
	MONEY MARKET FUNDS - 10.8%
15,441,349	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $15,441,349)(b)				$ 15,441,349

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,843,745)				28,843,745

	TOTAL INVESTMENTS - 108.6% (Cost $146,715,748)				$ 156,174,010
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%				(12,362,814)
	NET ASSETS - 100.0%				$ 143,811,196

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
113	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	06/30/2023	$ 12,374,404	$ 112,521
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
14	CME E-Mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/16/2023	$ 1,269,450	$ (25,727)
26	CME E-Mini Standard & Poor's 500 Index Futures	Bank of America Merrill Lynch	06/16/2023	5,379,075	(274,995)
8	CME E-Mini Standard & Poor's MidCap 400 Index Futures	Bank of America Merrill Lynch	06/16/2023	2,023,760	(56,050)
26	ICE US Mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/16/2023	2,725,450	(128,150)
45	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/16/2023	2,239,875	(96,170)
	TOTAL FUTURES CONTRACTS				$ (581,092)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $17,905,654 at March 31, 2023. The loaned securities were secured with cash collateral of $13,402,396 and non-cash collateral of $6,216,742. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 63.4%
	FIXED INCOME - 63.4%
24,824	Goldman Sachs Access Treasury 0-1 Year ETF					$ 2,485,875
32,954	iShares 0-3 Month Treasury Bond ETF(a)					3,314,513
27,069	SPDR Bloomberg 1-3 Month T-Bill ETF					2,485,476
42,496	Vanguard Short-Term Treasury ETF(a)					2,487,716
						10,773,580

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,753,690)					10,773,580

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 18.4%
	MONEY MARKET FUNDS - 18.4%
3,124,764	STIT - Government & Agency Portfolio, Institutional Class, 4.74% (Cost $3,124,764)(b)					3,124,764

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 18.9%
478	iShares MSCI EAFE ETF	SOC	01/19/2024	$ 61	$ 3,418,656	$ 607,148
413	iShares MSCI Emerging Markets ETF	SOC	01/19/2024	35	1,629,698	233,158
183	iShares Russell 2000 ETF	SOC	01/19/2024	160	3,264,720	529,778
215	SPDR S&P 500 ETF Trust	SOC	01/19/2024	340	8,801,885	1,844,700
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,217,108)					3,214,784

	TOTAL INVESTMENTS - 100.7% (Cost $17,095,562)					$ 17,113,128
	CALL OPTIONS WRITTEN - (1.8)% (Proceeds - $385,485)					(312,569)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%					180,956
	NET ASSETS - 100.0%					$ 16,981,515

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.8)%
478	iShares MSCI EAFE ETF	SOC	01/19/2024	$ 82	$ 3,418,656	$ 36,804
413	iShares MSCI Emerging Markets ETF	SOC	01/19/2024	48	1,629,698	37,785
183	iShares Russell 2000 ETF	SOC	01/19/2024	215	3,264,720	49,317
215	SPDR S&P 500 ETF Trust	SOC	01/19/2024	460	8,801,885	188,663
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $385,485)					312,569

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
S&P	- Standard & Poor's
SOC	- Societe Generale
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or part of these securities were held as collateral for call options written as of March 31, 2023. Total collateral for call options written is $339,766 in securities and $190,228 in cash.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.